STOCKHOLERS' EQUITY (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended					1 Months Ended					12 Months Ended	1 Months Ended									3 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended		1 Months Ended		6 Months Ended			1 Months Ended			6 Months Ended			1 Months Ended
	Nov. 21, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014 Employee Stock Option [Member]	Nov. 27, 2012 Employee Stock Option [Member]	Mar. 31, 2014 Employee Stock Option [Member]	Feb. 28, 2014 Employee Stock Option [Member]	Jan. 31, 2014 Employee Stock Option [Member]	Jun. 30, 2014 Consultant [Member] Employee Stock Option [Member]	Feb. 28, 2014 Consultant [Member] Employee Stock Option [Member]	Feb. 28, 2013 Consultant [Member] Employee Stock Option [Member]	Jan. 31, 2014 Employee [Member] Employee Stock Option [Member]	Nov. 27, 2012 Employee [Member] Employee Stock Option [Member]	Dec. 31, 2013 Hart Partners LLC [Member]	May 31, 2014 Maximum [Member] Employee Stock Option [Member]	Jan. 31, 2013 Maximum [Member] Employee Stock Option [Member]	Jun. 30, 2014 Maximum [Member] Consultant [Member] Employee Stock Option [Member]	Feb. 28, 2013 Maximum [Member] Consultant [Member] Employee Stock Option [Member]	May 31, 2014 Minimum [Member] Employee Stock Option [Member]	Jan. 31, 2013 Minimum [Member] Employee Stock Option [Member]	Jun. 30, 2014 Minimum [Member] Consultant [Member] Employee Stock Option [Member]	Feb. 28, 2013 Minimum [Member] Consultant [Member] Employee Stock Option [Member]	Nov. 21, 2012 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 28, 2013 Common Stock [Member]	Jun. 18, 2014 Warrant [Member]	Mar. 10, 2014 Warrant [Member]	Dec. 03, 2012 Warrant [Member]	Apr. 30, 2014 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Jun. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Jun. 30, 2014 Kodiak Capital Group LLC [Member]	Dec. 29, 2010 Director [Member]	Dec. 28, 2012 Domain [Member]	Mar. 31, 2014 Chief Financial Officer [Member] Employee Stock Option [Member]	Sep. 30, 2013 Chief Financial Officer [Member] Consultant [Member]	Sep. 30, 2013 Chief Financial Officer [Member] Maximum [Member] Consultant [Member]	Sep. 30, 2013 Chief Financial Officer [Member] Minimum [Member] Consultant [Member]	Jan. 31, 2014 Monarch Bay Securities LLC [Member]	Jan. 31, 2014 Jeremy Bryant and Thad Benshoof [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share																$ 2.38										$ 1.00	$ 1.00	$ 1.00	$ 0.50	$ 0.01										$ 0.001	$ 1.75					$ 3.19	$ 3.16
Stock Issued During Period, Shares, Issued for Cash		600,000																								675,000	600,000	825,000	950,000	2,400,000										8,000,000
Proceeds from sale of common stock		$ 1,275,000	$ 450,000	$ 825,000	$ 475,000																					$ 675,000	$ 600,000	$ 825,000	$ 475,000	$ 24,000										$ 8,000
Inventory	1,258			0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,297,500		1,405,000	200,000	85,000	100,000				160,000	25,000	1,250,000	177,500																												850,000	155,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	8,000,000			171,350
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price						$ 1.00		$ 2.99	$ 3.15	$ 3.40	$ 1.00	$ 1.00	$ 0.50	$ 1.00																								$ 0.01				$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.61%					2.00%				2.54%	2.00%	2.00%	2.00%			2.66%				2.54%												2.67%	2.00%	2.00%							2.00%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		8 years				10 years	10 years				10 years	10 years	10 years	10 years																			10 years	10 years	10 years		8 years					10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		174.00%				180.00%	178.45%				174.00%	186.00%		184.00%						196.00%				182.00%									170.00%	178.45%	170.00%							184.00%		188.37%	180.83%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%					0.00%						0.00%	0.00%																			0.00%	0.00%	0.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		2,904,881		599,155
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value																																	$ 3.16	$ 1.24	$ 2.65
Distribution Of Net Liabilities To Former Shareholder	105,218			0	105,218
Purchase of domain name				0	60,000																																				60,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value							$ 1.20								$ 0.50		$ 2.90		$ 2.50	$ 2.14	$ 2.80		$ 2.15	$ 1.79																			$ 1.00	$ 3.51	$ 3.00
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value						156,000					205,000	53,750	1,738,500	426,000																												1,691,500	324,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value						241,233					361,124	77,565	2,339,820	597,838																												2,515,575	475,041
Stock Issued During Period, Shares, Purchase of Assets																									14,582,500																25,000
Stock Issued During Period, Value, Purchase of Assets				0	98,290																				98,290																43,750
Record stock compensation expense		1,505,783	1,592,893	1,950,410	91,778
Liability To Former Principal Shareholder	106,476
Warrants Issued To Purchase Common Stock																																1,800,000	750,000	750,000	250,000		1,800,000
Warrants Issued To Purchase Common Stock Exercise Price																																$ 1.00	$ 1.00	$ 0.01	$ 1.00		$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		1,800,000																																		929,734
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years					4 years	1 year		3 years				4 years		4 years		0 years		0 years																		3 years		4 years	2 years
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Aggregate Intrinsic Value																																	1,620,000	922,500	412,500
Common Stock, Shares Subscribed but Unissued																25,000																							599,598							850,000	2,800,000
Stock Issued During Period, Value, Issued for Services																59,500																														2,711,500	8,848,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants Fair Value																																	2,361,731	929,734	659,847
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount																															15,000
Share Based CompensationArrangement Options Grants In Period Grant Date Intrinsic Value							140,000
Share-based Compensation Arrangement, Options, Grant In Period, Fair Value							239,360
Percentage Of Options Vested							25.00%
Number Of Options Expected To Vest Monthly							2,084
Number Of Options Expected To Vest Next Year							2,060
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year 4 months 24 days
Allocated Share-based Compensation Expense		$ 1,714,714